TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - Kibbutz [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenues [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 8,232	$ 8,870	$ 8,157
Research and development [Member]
Related Party Transaction [Line Items]
Amounts of transaction	486	574	547
Selling and marketing [Member]
Related Party Transaction [Line Items]
Amounts of transaction	621	730	723
General and administrative [Member]
Related Party Transaction [Line Items]
Amounts of transaction	848	951	873
Finance expenses, net [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 0	$ (392)	$ 106